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
DIRECTORS                                                               OFFICERS
Barton M. Biggs                                                         James W. Grisham
CHAIRMAN OF THE BOARD                                                   VICE PRESIDENT
  Chairman and Director, Morgan Stanley Asset Management Inc. and       Michael F. Klein
  Morgan Stanley Asset Management Limited; Managing Director, Morgan    VICE PRESIDENT
  Stanley & Co. Incorporated; Director, Morgan Stanley Group Inc.       Harold J. Schaaff, Jr.
Warren J. Olsen                                                         VICE PRESIDENT
DIRECTOR AND PRESIDENT                                                  Joseph P. Stadler
  Principal, Morgan Stanley Asset Management Inc. and Morgan Stanley &  VICE PRESIDENT
  Co. Incorporated                                                      Valerie Y. Lewis
John D. Barrett II                                                      SECRETARY
Chairman and Director,                                                  Karl O. Hartmann
Barrett Associates, Inc.                                                ASSISTANT SECRETARY
Gerard E. Jones                                                         James R. Rooney
Partner, Richards & O'Neil LLP                                          TREASURER
Andrew McNally IV                                                       Joanna M. Haigney
Chairman and Chief Executive Officer, Rand McNally                      ASSISTANT TREASURER
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The Small Cap Value Equity Portfolio invests in equity securities of small- to medium-sized companies that our research indicates are undervalued relative to the stock market in general at the time of purchase. The Portfolio's disciplined value approach seeks to outperform the Russell 2500 Small Company Index in the longer term. We believe our emphasis on high quality companies will help the Portfolio perform particularly well in difficult markets.

The Small Cap Value Equity Portfolio selects companies that can be purchased at bargain prices. Bargains mostly arise as a result of public overreactions to temporary problems associated with an otherwise healthy company, or because a company is neglected and currently out-of-the limelight of investors' interest. Often, these companies operate as major players in very focused markets and are not widely followed by the investment community.

PERFORMANCE COMPARED TO THE RUSSELL 2500
INDEX AND S&P 500 INDEX(1)
----------------------------------------------------

                                               ONE       AVERAGE ANNUAL
                                   YTD        YEAR       SINCE INCEPTION
                                ---------  -----------  -----------------
PORTFOLIO--CLASS A............       1.01%      18.75%          13.71%
PORTFOLIO--CLASS B(3).........       1.01       18.51           18.55
RUSSELL 2500..................      -3.35        8.68           14.76
S&P 500.......................       2.69       19.84           16.74

1. The Russell 2500 Index and the S&P 500 Index are unmanaged indices of common stock.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Portfolio invests in all economic sectors of the market, and our strategy of maintaining a well-diversified portfolio is intended to produce consistent and reliable results over time. Our investment approach combines quantitative and fundamental research, and is based on the premise that the prices of stocks move more frequently, and in greater magnitude, than do the fundamentals of the underlying companies. This discrepancy creates an opportunity for disciplined, value-oriented investors. Our value approach importantly includes quality and growth standards which are carefully designed to help avoid "value-traps", where cheap stocks sometimes remain cheap (or become cheaper) because the company is run by bad managers or is mired in a hopelessly difficult business environment. The end result should be a portfolio with below-market valuation and an overall growth rate as similar as possible to the Russell 2500 benchmark.

For the three months ended March 31, 1997, the Portfolio had a total return of 1.01% for the Class A shares and 1.01% for the Class B shares, as compared to a total return of -3.35% and 2.69% for the Russell 2500 Index and S&P 500 Index, respectively. The average annual total return for the one year ended March 31, 1997 and for the period from inception on December 17, 1992 through March 31, 1997 was 18.75% and 13.71%, respectively, for the Class A shares, as compared to 8.68% and 14.76%, respectively, for the Russell 2500 Index and 19.84% and 16.74%, respectively, for the S&P 500 Index.

The first quarter was tumultuous for the market, rising strongly in January and February before declining sharply in March. The Portfolio performed well in both environments. The positive results stemmed from both stock and sector selection. Stock selection added to performance in virtually all economic sectors, especially technology, financial services, heavy industry, consumer services and healthcare. The underweighting of technology and the overweighting of financial stocks contributed to the good performance in the quarter.

In the quarter we added to our weightings in technology, healthcare, heavy industry and retail, while reducing weightings in consumer services, basic resources, utilities and energy.

Our cautious outlook on inflation was confirmed by the recent Federal Reserve decision to raise the Federal Funds interest rate. Against a backdrop of rising wages, strong job creation and sustained economic growth, we believe that the Fed is now behind the curve and will need to tighten at least 2 more times in the next six months. Consequently, we have reduced holdings in financial stocks, while modestly increasing our weighting in defensive issues, such as food and tobacco, and sectors which are benefiting from a combination of strong demand and consolidation, like health care, retail and business services. We are also raising cash to approximately 5% of the Portfolio.

While our investment process is driven chiefly by bottom-up considerations, we also take into account broad macroeconomic trends that influence the outlook for certain industries. As long as we are not required to pay a premium price in the stock market, we prefer to invest in industries which are beneficiaries of favorable secular economic trends or positive changes in competitive conditions. The two areas we have found most interesting recently are technology and aerospace manufacturing.

The Portfolio is designed to outperform small cap indices over the long-term, and to do so with lower volatility. In times of strong market advances such as the ebullient bull market of 1996, the Portfolio should provide good absolute returns but may not participate fully in speculative rallies. In times of difficult market environments, as we experienced in the first quarter of 1997, we expect the Portfolio to perform very well. Overall, the total, long-term result should be measurably better than that of the Russell 2500 Index.

The Portfolio offers the consistent application of a disciplined value-oriented investment process to its shareholders. As such, we will diligently search for small- to mid-sized companies that our research indicates are undervalued, have strong balance sheets and possess reasonably good growth prospects. We believe that selective investments in companies such as this should provide superior long-term returns for our shareholders.

Gary G. Schlarbaum
PORTFOLIO MANAGER

William Gerlach
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                                            VALUE
    SHARES                                                                  (000)
---------------                                                         -------------
COMMON STOCKS (99.8%)
  AEROSPACE (1.9%)
         11,000     Doncasters plc ADR                                  $         213
          1,200     Penn Engineering & Manufacturing Corp.                         23
          5,500     Thiokol Corp.                                                 304
                                                                        -------------
                                                                                  540
                                                                        -------------
  BANKING (9.5%)
          7,800     Astoria Financial Corp.                                       281
          7,400     Community First Bankshares, Inc.                              229
          6,475     First Security Corp. (Delaware)                               208
          7,400     Onbancorp, Inc.                                               346
          3,337     Peoples Heritage Financial Group, Inc.                        103
          5,700     Southtrust Corp.                                              206
            800     Southwest Bancorp of Texas, Inc.                               15
          8,500     Susquehanna Bancshares, Inc.                                  280
         15,100     Trustmark Corp.                                               370
          8,500     Union Planters Corp.                                          345
          6,400     Washington Mutual, Inc.                                       309
                                                                        -------------
                                                                                2,692
                                                                        -------------
  BUILDING (3.6%)
          5,600     Ameron International Corp. (Delaware)                         279
          2,100     Duke Realty Investments, Inc. REIT                             85
         22,900     Gilbert Associates, Inc., Class A                             389
          2,300     Hughes Supply, Inc.                                            75
          4,400     Kilroy Realty Corp. REIT                                      117
          1,900     Post Properties, Inc. REIT                                     73
                                                                        -------------
                                                                                1,018
                                                                        -------------
  CAPITAL GOODS (4.2%)
          7,203     Binks Manufacturing Co.                                       284
         17,300     Cascade Corp.                                                 266
         12,500     Starret (L.S.) Co., Class A                                   358
          5,200     Tecumseh Products Co., Class A                                296
                                                                        -------------
                                                                                1,204
                                                                        -------------
  CHEMICALS (4.3%)
         26,192     Aceto Corp.                                                   350
         12,000     Crompton & Knowles, Corp.                                     234
          8,200     Dexter Corp.                                                  247
         10,400     Quaker Chemical Corp.                                         167
          6,300     Witco Corp.                                                   214
                                                                        -------------
                                                                                1,212
                                                                        -------------
  COMPUTERS (5.5%)
          4,000     Applied Magnetics Corp.                                       113

                                                                            VALUE
    SHARES                                                                  (000)
---------------                                                         -------------

          4,100     Cadence Design Systems, Inc.                        $         141
          4,600     Ceridian Corp.                                                165
          8,700     Fiserv, Inc.                                                  324
          5,700     HMT Technology Corp.                                           70
         15,900     Overland Data, Inc.                                            80
          2,900     Solectron Corp.                                               145
         10,000     Watts Industries, Inc., Class A                               232
          5,100     Western Digital Corp.                                         289
                                                                        -------------
                                                                                1,559
                                                                        -------------
  CONSUMER-DURABLES (3.5%)
         15,900     Arvin Industries, Inc.                                        372
         10,498     Knape & Vogt Manufacturing Co.                                172
         10,500     Oneida Ltd.                                                   207
          7,300     Smith (A.O.) Corp., Class B                                   254
                                                                        -------------
                                                                                1,005
                                                                        -------------
  CONSUMER-RETAIL (7.4%)
          3,600     Brylane, Inc.                                                  85
         14,500     Crane Co.                                                     455
          3,700     Designer Holdings Ltd.                                         29
          8,000     Family Dollar Stores, Inc.                                    187
          8,800     Guilford Mills, Inc.                                          265
          6,700     Interface, Inc.                                               168
         11,100     Lillian Vernon Corp.                                          155
          4,300     Saks Holdings, Inc.                                           124
          5,200     Springs Industries, Inc., Class A                             233
          8,400     Stanhome, Inc.                                                209
         11,000     Zale Corp.                                                    202
                                                                        -------------
                                                                                2,112
                                                                        -------------
  CONSUMER-STAPLES (2.8%)
          5,918     Block Drug Co., Inc., Class A                                 260
          1,600     Dean Foods Co.                                                 56
          6,600     International Multifoods Corp.                                135
         17,600     Nash Finch Co.                                                337
                                                                        -------------
                                                                                  788
                                                                        -------------
  ELECTRIC (0.9%)
          3,200     Computer Products, Inc.                                        47
          2,900     ESS Technology, Inc.                                           70
          2,800     SCI Systems, Inc.                                             142
                                                                        -------------
                                                                                  259
                                                                        -------------
  ENERGY (4.6%)
          7,700     Ashland Coal, Inc.                                            189
          4,600     National Fuel Gas Co.                                         197
          9,700     Noble Drilling Corp.                                          167

                                                                            VALUE
    SHARES                                                                  (000)
---------------                                                         -------------
  ENERGY (CONTINUED)
          7,100     Pacific Enterprises                                 $         215
          5,500     Parker & Parsley Petroleum Co.                                162
          8,302     Ultramar Diamond Shamrock Corp.                               264
          5,800     Union Texas Petro Holdings, Inc.                              106
                                                                        -------------
                                                                                1,300
                                                                        -------------
  ENTERTAINMENT (1.3%)
          3,000     First Hawaiian, Inc.                                           93
          9,100     Universal Corp.                                               263
                                                                        -------------
                                                                                  356
                                                                        -------------
  FINANCIAL-DIVERSIFIED (7.0%)
         26,800     EVEREN Capital Corp.                                          543
          5,200     GATX Corp.                                                    254
         12,800     Hambrecht & Quist Group                                       214
         11,500     Manufactured Home Communities, Inc. REIT                      252
         21,300     United Asset Management, Inc.                                 546
          5,900     Wellsford Residential Property Trust REIT                     171
                                                                        -------------
                                                                                1,980
                                                                        -------------
  HEALTH CARE (6.6%)
         10,400     Analogic Corp.                                                312
          6,100     Beckman Instruments, Inc.                                     256
          8,200     Bergen Brunswig Corp., Class A                                244
         11,800     Bindley Western Industries, Inc.                              221
          3,100     Biogen, Inc.                                                  116
         15,100     Kinetic Concepts, Inc.                                        215
          4,200     Marquette Medical Systems, Class A                             85
          8,000     United Wisconsin Services, Inc.                               206
          4,500     Universal Health Services, Inc., Class B                      148
          2,100     Wellpoint Health Networks, Inc.                                87
                                                                        -------------
                                                                                1,890
                                                                        -------------
  INDUSTRIAL (3.5%)
          4,200     Barnes Group, Inc.                                            302
          7,000     CDI Corp.                                                     260
          3,000     Franklin Resources, Inc.                                      153
          3,100     JLG Industries, Inc.                                           60
         10,000     Kaman Corp., Class A                                          135
          5,000     Renters Choice, Inc.                                           72
                                                                        -------------
                                                                                  982
                                                                        -------------
  INSURANCE (5.2%)
          9,200     Argonaut Group, Inc.                                          258
          6,200     Enhance Financial Services Group, Inc.                        245
         11,400     Nationwide Financial Services, Inc., Class A                  293
          5,600     Provident Companies, Inc.                                     307
                                                                            VALUE
    SHARES                                                                  (000)
---------------                                                         -------------

          9,400     Selective Insurance Group, Inc.                     $         390
                                                                        -------------
                                                                                1,493
                                                                        -------------
  METALS (3.0%)
         13,800     Birmingham Steel Corp.                                        242
          4,400     Cleveland-Cliffs, Inc.                                        186
          5,900     Precision Castparts Corp.                                     301
          4,700     Sinter Metals, Inc., Class A                                  129
                                                                        -------------
                                                                                  858
                                                                        -------------
  PAPER & PACKAGING (2.6%)
          6,700     Ball Corp.                                                    178
         12,700     P.H. Glatfelter Co.                                           210
          5,800     Potlatch Corp.                                                238
          4,000     Schweitzer-Mauduit International, Inc.                        121
                                                                        -------------
                                                                                  747
                                                                        -------------
  RESTAURANTS (1.8%)
         25,500     Piccadilly Cafeterias, Inc.                                   230
          2,600     ProSource, Inc.                                                29
          8,600     Sbarro, Inc.                                                  243
                                                                        -------------
                                                                                  502
                                                                        -------------
  SERVICES (5.5%)
         11,000     AccuStaff, Inc.                                               184
         11,600     Angelica Corp.                                                213
          3,000     Data Processing Resources Corp.                                56
         16,600     Jackpot Enterprises, Inc.                                     166
         10,900     New England Business Services, Inc.                           281
          6,800     Ogden Corp.                                                   144
         12,400     Russ Berrie & Co., Inc.                                       290
          7,700     True North Communications, Inc.                               144
          2,700     Wallace Computer Services, Inc.                                89
                                                                        -------------
                                                                                1,567
                                                                        -------------
  TECHNOLOGY (6.2%)
         14,900     Core Industries, Inc.                                         216
         11,900     Cubic Corp.                                                   286
         12,100     Dallas Semiconductor Corp.                                    321
         17,500     MTS Systems Corp.                                             385
          9,500     National Computer Systems, Inc.                               240
          6,600     Park Electrochemical Corp.                                    151
          5,300     Tracor, Inc.                                                  123
          7,500     Transcrypt International, Inc.                                 54
                                                                        -------------
                                                                                1,776
                                                                        -------------
  TOBACCO (0.9%)
         11,600     DIMON, Inc.                                                   267
                                                                        -------------
  TRANSPORTATION (2.2%)
          8,800     Airborne Freight Corp.                                        264
          5,800     Hvide Marine, Inc.                                            132
          1,600     Overseas Shipholding Group, Inc.                               27

                                                                            VALUE
    SHARES                                                                  (000)
---------------                                                         -------------
  TRANSPORTATION (CONTINUED)
         15,600     SkyWest, Inc.                                       $         203
                                                                        -------------
                                                                                  626
                                                                        -------------
  UTILITIES (5.8%)
          6,400     Central Hudson Gas & Electric                                 211
          8,100     Commonwealth Energy Systems Cos.                              169
          5,200     Eastern Enterprises                                           161
          6,200     Nevada Power Co.                                              123
         10,500     Oneok, Inc.                                                   273
          5,000     Reading & Bates Corp.                                         113
          2,900     SJW Corp.                                                     144
         10,000     Washington Gas Light Co.                                      225
         13,300     Washington Water Power Co.                                    231
                                                                        -------------
                                                                                1,650
                                                                        -------------
TOTAL COMMON STOCKS (Cost $24,676)                                             28,383
                                                                        -------------
OTHER ASSETS AND LIABILITIES (0.2%)
  Other Assets                                                                    725
  Liabilities                                                                    (675)
                                                                        -------------
                                                                                   50
                                                                        -------------
NET ASSETS (100%)                                                       $      28,433
                                                                        -------------
                                                                        -------------
CLASS A:
NET ASSETS                                                                    $27,273
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,478,636 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                              $11.00
                                                                        -------------
                                                                        -------------
CLASS B:
NET ASSETS                                                                     $1,160
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 105,569 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                              $10.99
                                                                        -------------
                                                                        -------------

----------------------------------
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust